                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated December 18, 2006
                     to the Prospectus dated July 31, 2006,
                       as supplemented September 22, 2006


The following information replaces in their entirety the second and third sentences in the second paragraph appearing under the heading "PRICING OF SHARES -- TIMING OF ORDERS" on page A-3 of the prospectus:

         "The fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if SIFMA recommends that government securities dealers close early."


The following information replaces in its entirety the second sentence in the sixth paragraph appearing under the heading "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" on page A-3 of the prospectus:

         "Nonetheless, to the extent that the fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, or must borrow to honor redemption requests, the fund's yield could be negatively impacted."

                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated December 18, 2006
         to the Statement of Additional Information dated July 31, 2006, as supplemented August 1, 2006 and September 20, 2006


The following information is added as the last sentence in the paragraph under the heading "DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS -- INVESTMENT STRATEGIES AND RISKS -- INVESTMENT TECHNIQUES - BORROWING" on page 8 of the Statement of Additional Information:

         "Additionally, the Portfolio is permitted to temporarily carry a negative or overdrawn balance in its account with its custodian bank. To compensate the custodian bank for such overdrafts, the Portfolio may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning interest on such funds; or
         (ii) compensate the custodian bank by paying it an agreed upon rate."


The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS - PORTFOLIO POLICIES - NON FUNDAMENTAL RESTRICTIONS" on page 11 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

                  "(1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."


The following information replaces in its entirety the three paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS" on page 21 of the Statement of Additional
Information:

                  "AIM, FMC, or one of their affiliates ("AIM Affiliates") may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the AIM Funds or provide promotional and/or sales support on behalf of AIM and FMC with respect to the AIM Funds. Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the AIM Funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. In addition, AIM Affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers. These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

                  Marketing and administrative support payments are in addition to any fees paid by an AIM Fund, including Rule 12b-1 fees. Marketing and administrative support payments, whether a fixed payment or calculated as a percentage of assets attributable to a financial intermediary in a given AIM Fund, may be different for different financial intermediaries, and shall not exceed 0.25% of the average daily net assets of all shares attributable to the financial intermediary in any AIM Fund during a particular period. Moreover, where financial intermediaries provide services to the AIM Funds or an AIM Affiliate, the costs of providing the services and the package of services provided may differ. The AIM Affiliates do not make an independent assessment of the cost of such services. A list of financial intermediaries to whom AIM Affiliates paid marketing and/or administrative support payments during the 2005 and/or 2006 calendar years is attached hereto as Appendix H. This list may not be current and changes over time.

                  These payments could be significant to the financial intermediaries and may create an incentive for a financial intermediary to recommend or sell shares of the AIM Funds to its customers, thereby increasing the assets in the AIM Funds. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio."

The attached Appendix H is hereby added immediately after Appendix G in the Statement of Additional Information, and all references in the Statement of Additional Information to Appendix H, I, J, K and L are revised to reflect Appendix I, J, K, L and M, respectively.

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS -- TRANSFER AGENT" on pages 21 and 22 of the Statement of Additional Information:

                  "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."

                                   APPENDIX H

      CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS


1st Global Capital Corporation               Financial Network Investment                  Metlife Securities, Inc.
A G Edwards & Sons, Inc.                     Corporation                                   Meyer Financial Group
ADP Broker Dealer, Inc.                      Fintegra Financial Solutions                  Money Concepts Capital Corporation
Advantage Capital Corporation                Fiserv                                        Morgan Keegan & Company, Inc.
Advest, Inc                                  Frost Brokerage Services, Inc.                Morgan Stanley
Allstate Life Insurance Company              Frost National Bank                           Morgan Stanley DW Inc.
American General Securities, Inc.            FSC Securities Corporation                    Morningstar, Inc.
American Skandia Life Assurance Corporation  Fund Services Advisors                        Multi-Financial Securities Corporation
American United Life Insurance Company       Goldman Sachs                                 Mutual Service Corporation
Ameriprise Financial Services, Inc.          Great West Life & Annuity Company             N F P Securities, Inc.
Amsouth Investment Services, Inc.            Guaranty Bank & Trust                         NatCity Investments, Inc.
APS Financial                                Guardian Insurance & Annuity Company, Inc.    National Planning Corporation
Associated Investment Services               GunnAllen Finanical                           Nationwide Financial Services, Inc.
Associated Securities Corporation            Harris Nesbitt Burns                          Nationwide Investment Services
AXA Advisors, LLC                            H & R Block Financial Advisors, Inc.          Corporation
B N Y Investment Center Inc.                 H Beck, Inc.                                  Nationwide Life and Annuity
Banc One Securities Corporation              H. D. Vest Investment Securities, Inc.        Company of America
Bank of New York                             Hibernia Investments LLC                      Nationwide Life and Annuity
Bank of Oklahoma N.A.                        Hilliard Lyons, Inc.                          Insurance Company of America
BBVA Investments                             Hornor Townsend & Kent, Inc.                  Nationwide Life Insurance Company
Bear Stearns Securities Co                   HSBC Brokerage, Inc.                          New England Securities Corporation
Brown Brothers Harriman                      Huntington                                    Next Financial Group, Inc.
Cadaret Grant & Company, Inc.                Infinex Investments, Inc.                     Northwestern Mutual Investment
Cambridge Investment Research,               ING Financial Partners, Inc.                  Services
Inc.                                         ING USA Annuity and Life Insurance            NYLIFE Distributors, LLC
Cantella                                     Company                                       Oppenheimer & Company, Inc.
Cantor Fitzgerald                            Intersecurities, Inc.                         Pershing LLC
Capital Analysts, Inc.                       INVEST Financial Corporation, Inc.            PFS Investments, Inc.
Centennial Bank                              Investment Centers of America, Inc.           Piper Jaffray & Company
Charles Schwab & Company, Inc.               Investments By Planners, Inc.                 Popular Securities, Inc.
Chase Investment Services                    Investors Capital Corporation                 PNC Capital Markets
Corporation                                  Jefferson Pilot Securities Corporation        Prime Capital Services, Inc.
Chicago Mercantile Exchange                  JM Lummis Securities                          Primevest Financial Services, Inc.
Citigroup                                    JP Morgan Chase                               Proequities, Inc.
CitiCorp Investment Services                 LaSalle                                       R B C Centura Securities, Inc.
Citigroup Global Markets, Inc.               Lasalle Street Securities LLC                 R B C Dain Rauscher, Inc.
Citistreet Equities LLC                      Legg Mason Wood Walker, Inc.                  Raymond James & Associates, Inc.
City National Bank                           Lincoln Financial Advisors                    Raymond James Financial Services,
Comerica Bank                                Corporation                                   Inc.
Comerica Securities, Inc.                    Lincoln Investment Planning, Inc.             Ross Sinclair and Associates
Commonwealth Financial Network               Linsco/Private Ledger Corporation             Royal Alliance Associates, Inc.
Compass Brokerage, Inc.                      M & I Brokerage Services, Inc.                SCF Securities
Contemporary Financial Solutions,            M & I Trust                                   S I I Investments, Inc.
Inc.                                         M & T Securities, Inc.                        Securities America, Inc.
Credit Suisse                                M M L Investors Services, Inc.                Securities Service Network, Inc.
CUNA Brokerage Services, Inc.                Manulife Wood Logan, Inc.                     Security Benefit Life Insurance
CUSO Financial Services, Inc.                Matrix                                        Company
Equity Services, Inc.                        McDonald Investments, Inc.                    Sentra Securities Corporation
Fidelity Brokerage Services, LLC             Mellon Bank, N.A.                             Sigma Fianancial Corporation
Fidelity Institutional Operations            Mellon Financial                              Signator Investors, Inc.
Company, Inc.                                Merrill Lynch & Company, Inc.                 Simmons 1st Investment Group
Fifth Third Bank                             Merrill Lynch Life Insurance                  Spelman & Company, Inc.
                                             Company                                       State Farm VP Management Corp
                                                                                           State Street Bank & Trust Company

Stifel Nicolaus & Company, Inc.              Transamerica Financial Advisors,              vFinance Investments
SunAmerica Securities, Inc.                  Inc.                                          Wachovia Capital Markets LLC
SunGard Institutional Brokerage, Inc.        Transamerica Life Insurance &                 Wachovia Securities, LLC
Sungard Investment Products, Inc.            Annuity Company                               Walnut Street Securities, Inc.
SunTrust Bank, Central Florida, N.A.         Trust Management Network                      Waterstone Financial Group, Inc.
SunTrust Robinson Humphrey                   U.S. Bancorp Investments, Inc.                Webster Investments Service Inc.
SWS Financial Services                       UBS Financial Services Inc.                   Wells Fargo Bank, N.A.
TD Waterhouse Investor Services,             Union Bank of California                      Wells Fargo Investments, LLC
Inc.                                         United Planner Financial Service              Woodbury Financial Services, Inc.
Terra Securities Corporation                 USAllianz Securities, IncUS Bank              X C U Capital Corporation, Inc.
The (Wilson) William Financial               UVEST Financial Services, Inc.                Zions Bank
TFS Securities, Inc.                         V S R Financial Services, Inc.
Tower Square Securities, Inc.                VALIC Financial Advisors, Inc.